Taxation - Summary of Income Tax Expenses (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Major components of tax expense (income) [abstract]
Current income tax	¥ 292	¥ 331
Deferred income tax	(23)	(60)
Total income tax expense	¥ 269	¥ 271